Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.3%
Issuer	Shares	Value ($)
Communication Services 10.3%
Entertainment 1.2%
Electronic Arts, Inc.(a)	130,325	16,995,683
Interactive Media & Services 4.7%
Alphabet, Inc., Class C(a)	46,639	68,540,675
Media 3.0%
Comcast Corp., Class A	645,886	29,878,686
Discovery, Inc., Class A(a)	629,635	13,707,154
Total		43,585,840
Wireless Telecommunication Services 1.4%
T-Mobile USA, Inc.(a)	177,476	20,296,155
Total Communication Services		149,418,353
Consumer Discretionary 12.0%
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	93,128	9,381,715
Las Vegas Sands Corp.	237,268	11,070,925
Total		20,452,640
Internet & Direct Marketing Retail 5.7%
Amazon.com, Inc.(a)	26,278	82,742,327
Multiline Retail 2.7%
Dollar Tree, Inc.(a)	166,064	15,168,286
Target Corp.	157,422	24,781,371
Total		39,949,657
Specialty Retail 2.2%
Home Depot, Inc. (The)	112,631	31,278,755
Total Consumer Discretionary		174,423,379
Consumer Staples 5.7%
Food & Staples Retailing 1.7%
Walmart, Inc.	174,697	24,441,857
Food Products 1.4%
Mondelez International, Inc., Class A	348,106	19,998,690
Household Products 1.2%
Kimberly-Clark Corp.	119,722	17,678,151
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.4%
Philip Morris International, Inc.	268,196	20,112,018
Total Consumer Staples		82,230,716
Energy 1.6%
Oil, Gas & Consumable Fuels 1.6%
Chevron Corp.	249,335	17,952,120
EOG Resources, Inc.	142,498	5,121,378
Total		23,073,498
Total Energy		23,073,498
Financials 7.1%
Banks 4.4%
Bank of America Corp.	1,053,705	25,383,753
JPMorgan Chase & Co.	316,045	30,425,652
Popular, Inc.	204,454	7,415,547
Total		63,224,952
Capital Markets 1.5%
BlackRock, Inc.	39,251	22,119,901
Insurance 1.2%
Allstate Corp. (The)	187,269	17,629,504
Total Financials		102,974,357
Health Care 13.6%
Biotechnology 2.4%
AbbVie, Inc.	211,068	18,487,446
Alexion Pharmaceuticals, Inc.(a)	79,641	9,113,320
Exact Sciences Corp.(a)	76,936	7,843,625
Total		35,444,391
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	224,218	18,031,612
Medtronic PLC	208,346	21,651,316
Total		39,682,928
Health Care Providers & Services 2.3%
Centene Corp.(a)	266,681	15,555,503
Cigna Corp.	102,357	17,340,299
Total		32,895,802
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.1%
IQVIA Holdings, Inc.(a)	97,263	15,331,567
Pharmaceuticals 5.1%
Bristol-Myers Squibb Co.	243,614	14,687,488
Eli Lilly and Co.	140,963	20,865,343
Johnson & Johnson	256,117	38,130,699
Total		73,683,530
Total Health Care		197,038,218
Industrials 8.9%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	48,869	15,417,681
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	124,329	20,716,941
Building Products 2.2%
Masco Corp.	270,007	14,885,486
Trane Technologies PLC	145,344	17,622,960
Total		32,508,446
Machinery 1.2%
Cummins, Inc.	79,303	16,745,621
Road & Rail 3.0%
Norfolk Southern Corp.	91,051	19,484,003
Union Pacific Corp.	119,250	23,476,748
Total		42,960,751
Total Industrials		128,349,440
Information Technology 30.6%
Communications Equipment 1.4%
Cisco Systems, Inc.	520,286	20,494,065
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	166,632	16,286,612
IT Services 5.3%
Fidelity National Information Services, Inc.	168,642	24,825,789
International Business Machines Corp.	173,742	21,139,189
MasterCard, Inc., Class A	92,205	31,180,965
Total		77,145,943
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	288,558	17,154,773
Broadcom, Inc.	74,339	27,083,184
NVIDIA Corp.	47,610	25,767,484
NXP Semiconductors NV	125,676	15,685,622
Total		85,691,063
Software 10.0%
Adobe, Inc.(a)	58,954	28,912,810
Microsoft Corp.	461,671	97,103,261
NortonLifeLock, Inc.	872,997	18,193,258
Total		144,209,329
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	717,002	83,036,002
HP, Inc.	842,564	16,000,290
Total		99,036,292
Total Information Technology		442,863,304
Materials 0.9%
Metals & Mining 0.9%
Barrick Gold Corp.	492,341	13,839,706
Total Materials		13,839,706
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 3.3%
American Homes 4 Rent, Class A	373,579	10,639,530
American Tower Corp.	81,521	19,706,071
Prologis, Inc.	178,121	17,922,535
Total		48,268,136
Total Real Estate		48,268,136
Utilities 1.3%
Multi-Utilities 1.3%
DTE Energy Co.	160,981	18,519,254
Total Utilities		18,519,254
Total Common Stocks (Cost $1,112,027,975)		1,380,998,361

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2020 (Unaudited)
Convertible Preferred Stocks 0.9%
Issuer		Shares	Value ($)
Health Care 0.9%
Health Care Equipment & Supplies 0.9%
Danaher Corp.	5.000%	9,780	12,341,676
Total Health Care			12,341,676
Total Convertible Preferred Stocks (Cost $9,786,800)			12,341,676

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	54,836,933	54,831,449
Total Money Market Funds (Cost $54,832,302)		54,831,449
Total Investments in Securities (Cost: $1,176,647,077)		1,448,171,486
Other Assets & Liabilities, Net		607,356
Net Assets		1,448,778,842
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	15,532,962	265,480,389	(226,181,049)	(853)	54,831,449	5,308	149,112	54,836,933
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2020	3